Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-39336
Entity Registrant Name	ADITXT, INC.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2569 Wyandotte Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false